Equity-accounted Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates	$ 4,727	$ 4,941
Impairment charges on equity-accounted investment	4,634	0
Weichai Ballard JV
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates	$ 4,727	$ 4,941
Proportion of ownership interest in joint venture (in percent)	49.00%	49.00%
Weichai Ballard JV | Impairment charges on equity-accounted investment
Disclosure of joint ventures [line items]
Impairment charges on equity-accounted investment	$ 4,634	$ 0